As filed with the Securities and Exchange Commission on February 27, 2018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22791

DoubleLine Income Solutions Fund

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

c/o DoubleLine Capital LP

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

DoubleLine Income Solutions Fund

Schedule of Investments

December 31, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 0.2%
3,980,000	Coinstar Funding LLC, Series 2017-1A-A2	5.22%	^	04/25/2047	4,137,744

Total Asset Backed Obligations (Cost $3,980,000)					4,137,744

Bank Loans - 10.6%
761,175	Acrisure LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (2 Month LIBOR USD + 4.25%)	5.65%		11/22/2023	769,833
3,000,000	Almonde, Inc., Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.25%)	8.73%		06/13/2025	3,016,500
2,000,000	Anchor Glass Container Corporation, Secured 2nd Lien Term Loan (1 Month LIBOR USD + 7.75%)	9.30%		12/07/2024	2,026,660
3,630,000	Applied Systems, Inc., Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.00%)	8.69%		09/19/2025	3,765,000
1,971,813	Ascena Retail Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.50%)	6.13%		08/21/2022	1,639,888
8,330,000	Asurion LLC, Secured 2nd Lien Term Loan, Tranche B2 (1 Month LIBOR USD + 6.00%)	7.57%		08/04/2025	8,577,276
775,000	AutoData, Inc., Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.25%)	8.82%		12/12/2025	781,781
3,000,000	Azure Midstream Energy LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 6.50%)	8.07%		11/15/2018	2,715,900
7,989,633	Capital Automotive LP, Guaranteed Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.00%)	7.57%		03/24/2025	8,229,322
3,245,000	CB URS Holdings Corporation, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 5.25%)	6.82%		10/18/2024	3,279,478
2,691,923	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Synthetic Letter Of Credit (3 Month LIBOR USD + 5.50%)	6.50%		03/19/2021	2,543,867
472,310	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%)	6.88%		03/19/2021	448,931
3,778,480	Ceva Group PLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%)	6.88%		03/19/2021	3,591,446
2,739,398	Ceva Intercompany BV, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.50%)	6.88%		03/19/2021	2,603,798
630,000	CH Holdings Corporation, Secured 2nd Lien Term Loan (1 Month LIBOR USD + 7.25%)	8.82%		02/01/2025	644,175
3,750,000	Charah LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 6.25%)	7.71%		10/25/2024	3,787,500
3,500,000	Cologix, Inc., Secured 2nd Lien Term Loan (1 Month LIBOR USD + 7.00%)	8.55%		03/20/2025	3,533,548
2,140,000	Colorado Buyer, Inc., Guaranteed Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.25%)	8.63%		05/01/2025	2,170,763
1,104,666	Compuware Corporation, Guaranteed Secured 2nd Lien Term Loan (3 Month LIBOR USD + 8.25%)	9.63%		12/15/2022	1,110,189
2,005,000	CONSOL Mining Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 6.00%)	7.47%		10/26/2022	2,035,907
2,900,000	CSM Bakery Supplies LLC, Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.75%)	9.45%		¥07/03/2021	2,809,375
2,495,000	Deck Chassis Acquisition, Inc., Guaranteed Senior Secured 2nd Lien Term Loan (3 Month LIBOR USD + 6.00%)	7.48%		06/15/2023	2,544,900
3,208,960	EnergySolutions LLC, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 5.75%)	6.45%		05/29/2020	3,257,094
5,911,414	Evergreen Skills, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.32%		04/28/2021	5,707,677
1,250,000	Excelitas Technologies Corporation, Secured 2nd Lien Term Loan (6 Month LIBOR USD + 7.50%)	9.16%		11/15/2025	1,263,019
1,190,000	Fairmount Santrol, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 6.00%)	7.69%		11/01/2022	1,206,660
10,263,425	Foresight Energy LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 5.75%)	7.44%		03/28/2022	9,656,189
950,416	FullBeauty Brands Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.75%)	6.32%		10/14/2022	562,423
4,066,129	Gavilan Resources LLC, Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.00%)	7.56%		03/01/2024	4,049,193
2,000,000	GO Wireless, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 6.50%)	8.16%		12/20/2024	1,985,000
1,114,888	Goldcup Merger Sub, Inc., Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 5.00%)	5.13%		05/02/2023	1,125,340
1,625,925	Greenway Health LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.75%)	5.94%		02/14/2024	1,634,055
5,700,000	Healogics Inc., Secured 2nd Lien Term Loan (3 Month LIBOR USD + 8.00%)	9.70%		07/01/2022	3,462,750
4,000,000	HVSC Merger Sub Corporation, Guaranteed Secured 2nd Lien Term Loan (3 Month LIBOR USD + 8.25%)	9.62%		10/05/2025	3,940,000
4,715,000	Hyland Software, Inc., Secured 2nd Lien Term Loan (1 Month LIBOR USD + 7.00%)	8.57%		07/07/2025	4,832,875
1,610,000	Impala Private Holdings LLC, Guaranteed Secured 2nd Lien Term Loan (3 Month LIBOR USD + 8.00%)	9.70%		11/10/2025	1,610,000
3,969,925	Jo-Ann Stores LLC, Senior Secured 1st Lien Term Loan, Tranche B (6 Month LIBOR USD + 5.00%)	6.55%		10/20/2023	3,840,902
4,500,000	Kronos, Inc., Secured 2nd Lien Term Loan (3 Month LIBOR USD + 8.25%)	9.63%		11/01/2024	4,681,125
5,865,000	Longview Power LLC, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 6.00%)	7.39%		04/13/2021	4,065,207
3,378,750	LSF9 Atlantis Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 6.00%)	7.57%		05/01/2023	3,396,353
3,590,000	Masergy Communications, Inc., Secured 2nd Lien Term Loan (3 Month LIBOR USD + 8.50%)	10.19%		12/12/2024	3,641,606
8,000,000	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.25%)	8.94%		11/20/2025	8,090,960
5,850,000	NVA Holdings, Inc., Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.00%)	8.69%		08/14/2022	5,896,303
3,000,000	Optiv Security, Inc., Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.25%)	8.63%		02/01/2025	2,703,750
1,550,000	Peak 10 Holding Corporation, Guaranteed Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.25%)	8.63%		08/01/2025	1,563,563
6,200,000	Piscine US Acquisition LLC, Guaranteed Secured 2nd Lien Term Loan (3 Month LIBOR USD + 9.00%)	10.69%		12/20/2024	6,300,750
6,349,333	Polycom, Inc., Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 6.50%)	6.82%		09/27/2023	6,414,795
3,871,000	Precyse Acquisition Corporation, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 5.50%)	6.07%		10/20/2022	3,885,516
2,750,000	Rack Merger Sub, Inc., Guaranteed Secured 2nd Lien Term Loan, Tranche B (1 Month LIBOR USD + 7.25%)	8.75%		10/03/2022	2,736,250
5,893,939	RentPath LLC, Senior Secured 1st Lien Term Loan, Tranche B1 (1 Month LIBOR USD + 4.75%)	6.32%		12/17/2021	5,922,495
6,775,000	Sedgwick, Inc., Guaranteed Secured 2nd Lien Term Loan (1 Month LIBOR USD + 5.75%)	7.32%		¥02/28/2022	6,834,281
10,032,645	Solenis International LP, Guaranteed Secured 2nd Lien Term Loan (3 Month LIBOR USD + 6.75%)	8.23%		07/31/2022	9,631,339
1,496,902	Solera LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 4.75%)	4.82%		03/03/2023	1,508,443
3,125,000	Southern Graphics, Inc., Secured 2nd Lien Term Loan (1 Month LIBOR USD + 7.50%)	9.07%		12/31/2023	3,142,578
3,950,000	SRS Distribution, Inc., Secured 2nd Lien Term Loan (1 Month LIBOR USD + 8.75%)	10.32%		02/24/2023	4,073,438
4,423,388	Summit Midstream Partners Holdings LLC, Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 6.00%)	7.57%		05/13/2022	4,504,468
4,794,270	Syncreon Group BV, Senior Secured 1st Lien Term Loan, Tranche B (3 Month LIBOR USD + 4.25%)	5.63%		10/28/2020	4,223,944
3,820,000	TKC Holdings, Secured 2nd Lien Term Loan (3 Month LIBOR USD + 8.00%)	9.42%		02/01/2024	3,848,650
4,840,000	US Renal Care, Inc., Senior Secured 2nd Lien Term Loan (3 Month LIBOR USD + 8.00%)	9.69%		12/31/2023	4,767,400
6,000,000	Viewpoint, Inc., Secured 2nd Lien Term Loan (3 Month LIBOR USD + 8.25%)	9.94%		07/18/2025	5,985,000
6,000,000	Vine Oil & Gas LP, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B (1 Month LIBOR USD + 6.88%)	8.44%		12/12/2021	5,955,000
1,141,295	Vizient, Inc., Senior Secured 1st Lien Term Loan, Tranche B3 (1 Month LIBOR USD + 3.50%)	5.07%		02/13/2023	1,146,859
2,672,981	Wand Intermediate LP, Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.25%)	9.14%		¥09/19/2022	2,688,564
1,650,859	WASH Multifamily Laundry Systems LLC, Senior Secured 2nd Lien Term Loan (1 Month LIBOR USD + 7.00%)	8.57%		05/14/2023	1,642,605
289,141	WASH Multifamily Laundry Systems LLC, Senior Secured 2nd Lien Term Loan (1 Month LIBOR USD + 7.00%)	8.57%		05/12/2023	287,695
1,340,000	Wink Holdco, Inc., Secured 2nd Lien Term Loan (3 Month LIBOR USD + 6.75%)	8.24%		11/03/2025	1,356,750

Total Bank Loans (Cost $232,553,603)					231,654,901

Collateralized Loan Obligations - 11.1%
2,000,000	Adams Mill Ltd., Series 2014-1A-D2 (3 Month LIBOR USD + 4.25%)	5.61%	^	07/15/2026	2,016,320
6,000,000	Adams Mill Ltd., Series 2014-1A-E2 (3 Month LIBOR USD + 6.25%)	7.61%	^	07/15/2026	6,043,995
1,000,000	ALM LLC, Series 2016-19A-C (3 Month LIBOR USD + 4.35%)	5.71%	^	07/15/2028	1,028,467
5,000,000	ALM LLC, Series 2016-19A-D (3 Month LIBOR USD + 7.35%)	8.71%	^	07/15/2028	5,109,483
1,000,000	Apidos Ltd., Series 2014-18A-E (3 Month LIBOR USD + 6.00%)	7.36%	^	07/22/2026	995,103
2,250,000	Babson Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	7.81%	^	10/20/2030	2,298,830
2,827,890	Babson Ltd., Series 2016-2A-E (3 Month LIBOR USD + 6.90%)	8.26%	^	07/20/2028	2,901,905
4,000,000	Barings Ltd., Series 2016-3A-D (3 Month LIBOR USD + 7.25%)	8.61%	^	01/15/2028	4,128,120
500,000	Birchwood Park Ltd., Series 2014-1A-E2 (3 Month LIBOR USD + 6.40%)	7.76%	^	07/15/2026	501,870
8,000,000	BlueMountain Ltd., Series 2012-2A-ER (3 Month LIBOR USD + 7.10%)	8.54%	^	11/20/2028	8,170,672
2,500,000	BlueMountain Ltd., Series 2015-2A-F (3 Month LIBOR USD + 6.80%)	8.15%	^	07/18/2027	2,419,832
3,000,000	BlueMountain Ltd., Series 2016-2A-D (3 Month LIBOR USD + 7.00%)	8.44%	^	08/20/2028	3,057,651
5,000,000	Bristol Park Ltd., Series 2016-1A-E (3 Month LIBOR USD + 7.25%)	8.61%	^	04/15/2029	5,083,770
4,500,000	Brookside Mill Ltd., Series 2013-1A-D (3 Month LIBOR USD + 3.05%)	4.40%	^	04/17/2025	4,429,456
8,050,000	Canyon Capital Ltd., Series 2015-1A-ER (3 Month LIBOR USD + 6.85%)	8.21%	^	04/15/2029	8,173,790
1,000,000	Canyon Capital Ltd., Series 2016-2A-E (3 Month LIBOR USD + 6.75%)	8.11%	^	10/15/2028	1,022,996
4,650,000	Canyon Capital Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.25%)	7.51%	^	07/15/2030	4,637,224
2,000,000	Carlyle Global Market Strategies Ltd., Series 2013-3A-DR (3 Month LIBOR USD + 5.50%)	6.86%	^	10/15/2030	2,011,860
1,850,000	Carlyle Global Market Strategies Ltd., Series 2016-2A-D2 (3 Month LIBOR USD + 6.45%)	7.81%	^	07/15/2027	1,892,098
2,000,000	Carlyle Global Market Strategies Ltd., Series 2016-4A-D (3 Month LIBOR USD + 6.90%)	8.26%	^	10/20/2027	2,061,288
3,450,000	Cent Ltd., Series 2013-18A-D (3 Month LIBOR USD + 3.45%)	4.81%	^	07/23/2025	3,476,111
8,500,000	Cent Ltd., Series 2013-18A-E (3 Month LIBOR USD + 4.60%)	5.96%	^	07/23/2025	8,441,738
2,000,000	Cent Ltd., Series 2014-22A-D (3 Month LIBOR USD + 5.30%)	6.69%	^	11/07/2026	2,004,688
3,000,000	Dryden Senior Loan Fund, Series 2015-37A-ER (3 Month LIBOR USD + 5.15%)	6.51%	^	01/15/2031	3,001,159
5,000,000	Galaxy Ltd., Series 2014-18A-E2 (3 Month LIBOR USD + 6.30%)	7.66%	^	10/15/2026	5,055,703
1,250,000	Galaxy Ltd., Series 2017-24A-E (3 Month LIBOR USD + 5.50%)	7.13%	^	01/15/2031	1,250,090
10,000,000	GoldenTree Loan Opportunities Ltd., Series 2015-10A-E1 (3 Month LIBOR USD + 6.00%)	7.36%	^	07/20/2027	10,126,402
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C (3 Month LIBOR USD + 3.50%)	4.88%	^	04/28/2025	999,992
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	6.38%	^	04/28/2025	954,623
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-E (3 Month LIBOR USD + 5.75%)	7.13%	^	04/28/2025	880,687
4,000,000	LCM LP, Series 26A-E (3 Month LIBOR USD + 5.30%)	0.00%	^	01/20/2031	4,000,000
3,500,000	LCM LP, Series 14A-F (3 Month LIBOR USD + 5.15%)	6.51%	^	07/15/2025	3,320,872
7,000,000	LCM LP, Series 19A-E1 (3 Month LIBOR USD + 6.45%)	7.81%	^	07/15/2027	7,105,969
7,100,000	Madison Park Funding Ltd., Series 2015-18A-ER (3 Month LIBOR USD + 6.35%)	7.71%	^	10/21/2030	7,100,075
1,500,000	Madison Park Funding Ltd., Series 2016-22A-E (3 Month LIBOR USD + 6.65%)	8.02%	^	10/25/2029	1,552,718
3,000,000	Madison Park Funding Ltd., Series 2017-25A-D (3 Month LIBOR USD + 6.10%)	7.35%	^	04/25/2029	3,046,768
10,000,000	Magnetite Ltd., Series 2012-7A-DR (3 Month LIBOR USD + 7.00%)	8.36%	^	01/15/2025	10,037,963
7,500,000	Magnetite Ltd., Series 2015-16A-E (3 Month LIBOR USD + 6.35%)	7.70%	^	01/18/2028	7,629,576
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-E (3 Month LIBOR USD + 5.40%)	0.01%	^	01/15/2028	2,000,000
5,250,000	North End Ltd., Series 2013-1A-D (3 Month LIBOR USD + 3.50%)	4.85%	^	07/17/2025	5,275,390
5,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 7.15%)	8.51%	^	07/15/2029	5,188,915
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-D (3 Month LIBOR USD + 3.35%)	4.70%	^	07/17/2025	2,006,994
9,500,000	Octagon Investment Partners Ltd., Series 2013-1A-E (3 Month LIBOR USD + 4.50%)	5.85%	^	07/17/2025	9,429,865
5,460,000	Octagon Investment Partners Ltd., Series 2013-1A-ER (3 Month LIBOR USD + 7.00%)	8.36%	^	07/19/2030	5,538,565
2,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D (3 Month LIBOR USD + 6.60%)	8.01%	^	11/14/2026	2,027,699
4,000,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	7.56%	^	03/17/2030	4,044,899
3,000,000	Stewart Park Ltd., Series 2015-1A-ER (3 Month LIBOR USD + 5.28%)	0.01%	^	01/15/2030	2,954,634
2,000,000	TCI-Cent Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.30%)	7.67%	^	07/25/2030	1,999,640
4,500,000	Venture Ltd., Series 2012-12A-ER (3 Month LIBOR USD + 6.20%)	7.52%	^	02/28/2026	4,535,155
5,900,000	Venture Ltd., Series 2015-22A-E (3 Month LIBOR USD + 6.75%)	8.11%	^	01/15/2028	5,999,622
7,200,000	Venture Ltd., Series 2016-24A-E (3 Month LIBOR USD + 6.72%)	8.08%	^	10/20/2028	7,360,508
5,000,000	Venture Ltd., Series 2017-26A-E (3 Month LIBOR USD + 6.80%)	8.16%	^	01/20/2029	5,174,251
4,000,000	Venture Ltd., Series 2017-27A-E (3 Month LIBOR USD + 6.35%)	7.71%	^	07/20/2030	4,051,278
3,050,000	Voya Ltd., Series 2016-4A-E2 (3 Month LIBOR USD + 6.65%)	8.01%	^	07/20/2029	3,143,084
1,500,000	Voya Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.10%)	7.45%	^	04/17/2030	1,527,178
2,000,000	WhiteHorse Ltd., Series 2012-1A-B1L (3 Month LIBOR USD + 4.25%)	5.63%	^	02/03/2025	2,002,906
1,250,000	WhiteHorse Ltd., Series 2012-1A-B2L (3 Month LIBOR USD + 5.25%)	6.63%	^	02/03/2025	1,255,975
1,600,000	WhiteHorse Ltd., Series 2012-1A-B3L (3 Month LIBOR USD + 6.50%)	7.88%	^	02/03/2025	1,597,821
3,250,000	WhiteHorse Ltd., Series 2013-1A-B1L (3 Month LIBOR USD + 3.70%)	5.15%	^	11/24/2025	3,258,248
2,000,000	Wind River Ltd., Series 2013-2A-E1R (3 Month LIBOR USD + 6.75%)	8.10%	^	10/18/2030	2,034,382
3,500,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%)	0.01%	^	01/15/2031	3,500,000
2,000,000	Wind River Ltd., Series 2016-1A-D (3 Month LIBOR USD + 4.65%)	6.01%	^	07/15/2028	2,025,105
5,000,000	Wind River Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.42%)	7.77%	^	04/18/2029	5,134,273
3,000,000	Wind River Ltd., Series 2017-3A-E (3 Month LIBOR USD + 6.40%)	7.64%	^	10/15/2030	3,090,197

Total Collateralized Loan Obligations (Cost $238,837,672)					244,126,448

Foreign Corporate Bonds - 63.1%
5,174,950	ACI Airport Sudamerica S.A.	6.88%		11/29/2032	5,550,186
10,200,000	Adecoagro S.A.	6.00%	^	09/21/2027	10,164,300
3,850,000	Aeropuerto Argentina S.A.	6.88%	^	02/01/2027	4,172,360
11,272,000	Aeropuerto Argentina S.A.	6.88%	Z	02/01/2027	12,215,805
5,400,000	Aeropuertos Dominicanos Siglo S.A.	6.75%	^Z	03/30/2029	5,933,250
25,000,000	AES Andres B.V.	7.95%	^Z	05/11/2026	27,187,500
19,000,000	AES El Salvador Trust	6.75%	Z	03/28/2023	18,202,000
8,000,000	AES El Salvador Trust	6.75%	^	03/28/2023	7,664,000
30,000,000	Ajecorp B.V.	6.50%		05/14/2022	26,850,000
19,964,000	Alfa S.A.B. de C.V.	6.88%	Z	03/25/2044	21,561,120
87,526	Autopistas del Nordeste Ltd.	9.39%		04/15/2024	94,050
4,800,000	Autopistas del Sol S.A.	7.38%	^Z	12/30/2030	5,136,000
25,000,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	25,281,250
10,500,000	Avianca Holdings S.A.	8.38%	Z	05/10/2020	10,618,125
11,750,000	Axtel S.A.B. de C.V.	6.38%	^Z	11/14/2024	12,161,250
1,160,000	Banco de Galicia y Buenos Aires S.A. (5 Year CMT Rate + 7.16%)	8.25%	Z	07/19/2026	1,294,792
572,000	Banco de Reservas de la Republica Dominicana	7.00%	^Z	02/01/2023	605,871
26,428,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	27,992,934
36,000,000	Banco do Brasil S.A. (10 Year CMT Rate + 7.33%)	9.25%	†	11/15/2021	39,150,000
14,800,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	6.50%	^	04/03/2027	15,429,000
5,200,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	6.50%	Z	04/03/2027	5,421,000
12,545,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%	Z	11/04/2026	13,011,799
15,000,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%	^	11/04/2026	15,558,150
8,000,000	Banco Mercantil de Norte (10 Year CMT Rate + 5.35%)	7.63%	^†Z	05/15/2027	8,790,000
24,000,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 4.45%)	5.75%	Z	10/04/2031	24,330,000
2,258,000	Bantrab Senior Trust	9.00%		11/14/2020	2,282,838
10,000,000	Bantrab Senior Trust	9.00%	^	11/14/2020	10,110,000
19,000,000	Braskem Finance Ltd.	7.38%	†Z	01/22/2018	19,261,250
3,925,000	C10 Capital SPV Ltd. (3 Month LIBOR USD + 4.71%)	6.40%	†	02/26/2018	3,895,563
250,000	C5 Capital Ltd. (3 Month LIBOR USD + 4.28%)	5.97%	†	02/12/2018	245,000
15,500,000	Camposol S.A.	10.50%	^	07/15/2021	16,817,500
3,800,000	Capex S.A.	6.88%	^Z	05/15/2024	3,979,474
16,200,000	Capex S.A.	6.88%	Z	05/15/2024	16,965,126
7,150,000	CEVA Group PLC	7.00%	^Z	03/01/2021	6,971,250
18,230,000	CFG Investment S.A.C.	9.75%	Ω	07/30/2019	20,394,813
11,297,000	Cia General de Combustibles S.A.	9.50%	Z	11/07/2021	12,087,790
3,500,000	Cia General de Combustibles S.A.	9.50%	^	11/07/2021	3,745,000
25,000,000	CIMPOR Financial Operations B.V.	5.75%	Z	07/17/2024	24,343,750
27,000,000	Colombia Telecomunicaciones S.A. (5 Year Swap Rate USD + 6.96%)	8.50%	^†Z	03/30/2020	29,160,000
1,000,000	Colombia Telecomunicaciones S.A. (5 Year Swap Rate USD + 6.96%)	8.50%	†Z	03/30/2020	1,080,000
16,000,000	Comcel Trust	6.88%	Z	02/06/2024	16,630,880
7,600,000	Comision Federal de Electricidad	6.13%	Z	06/16/2045	8,466,400
29,350,000	CorpGroup Banking S.A.	6.75%		03/15/2023	29,597,127
4,400,000	Cosan Overseas Ltd.	5.95%	^	09/20/2024	4,521,000
31,000,000	Cosan Overseas Ltd.	8.25%	†	05/05/2018	31,849,400
7,450,000	Coveris Holdings S.A.	7.88%	^Z	11/01/2019	7,431,375
17,500,000	Credito Real S.A.B. de C.V.	7.25%	^	07/20/2023	18,637,500
12,500,000	Credito Real S.A.B. de C.V.	7.25%	Z	07/20/2023	13,312,500
9,400,000	Credito Real S.A.B. de C.V. (10 Year CMT Rate + 7.03%)	9.13%	^†	11/29/2022	9,740,750
38,600,000	Digicel Ltd.	8.25%	Z	09/30/2020	38,071,180
5,000,000	Digicel Ltd.	7.13%	Z	04/01/2022	4,648,850
5,000,000	Digicel Ltd.	7.13%	^Z	04/01/2022	4,648,850
8,000,000	Ecopetrol S.A.	7.38%	Z	09/18/2043	9,646,000
9,050,000	Ecopetrol S.A.	5.88%	Z	05/28/2045	9,271,737
16,080,000	Eldorado International Finance GMBH	8.63%	^	06/16/2021	16,642,800
4,000,000	Eldorado International Finance GMBH	8.63%	Z	06/16/2021	4,140,000
14,813,000	Energuate Trust	5.88%		05/03/2027	15,367,006
20,000,000	Financiera Independencia S.A.B. de C.V. SOFOM ENR	8.00%	^	07/19/2024	20,450,000
4,600,000	Grupo Cementos de Chihuahua S.A.B. de C.V.	5.25%	^	06/23/2024	4,669,000
5,600,000	Grupo Famsa S.A.B. de C.V.	7.25%	^	06/01/2020	5,600,000
1,680,000	Grupo Famsa S.A.B. de C.V.	7.25%		06/01/2020	1,680,000
14,700,000	Grupo Idesa S.A. de C.V.	7.88%	^Z	12/18/2020	13,891,500
12,300,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	11,623,500
4,000,000	Grupo Posadas S.A.B. de C.V.	7.88%		06/30/2022	4,150,000
26,000,000	Grupo Posadas S.A.B. de C.V.	7.88%	^	06/30/2022	26,975,000
28,000,000	GTL Trade Finance, Inc.	7.25%	Z	04/16/2044	30,415,000
13,447,000	GW Honos Security Corporation	8.75%	^Z	05/15/2025	14,489,142
500,000	Industrial Senior Trust	5.50%		11/01/2022	511,875
22,700,000	Inkia Energy Ltd.	5.88%	^	11/09/2027	22,887,502
15,000,000	Instituto Costarricense de Electricidad	6.38%	^Z	05/15/2043	13,905,300
11,800,000	Instituto Costarricense de Electricidad	6.38%	Z	05/15/2043	10,938,836
3,530,000	Intelsat Jackson Holdings S.A.	7.25%	Z	10/15/2020	3,335,850
10,770,000	Intelsat Jackson Holdings S.A.	9.75%	^Z	07/15/2025	10,393,050
12,300,000	JBS Investments GmbH	7.25%	Z	04/03/2024	12,130,875
19,555,000	Kronos Acquisition Holdings, Inc.	9.00%	^Z	08/15/2023	18,332,813
6,000,000	Latam Finance Ltd.	6.88%	Z	04/11/2024	6,270,000
23,000,000	Magnesita Finance Ltd.	8.63%	†	01/26/2018	23,230,000
15,000,000	MARB BondCo PLC	7.00%	^	03/15/2024	15,093,750
15,000,000	Marfrig Holdings Europe B.V.	8.00%	^Z	06/08/2023	15,693,750
8,260,000	MEG Energy Corporation	7.00%	^Z	03/31/2024	7,010,675
11,000,000	Minerva Luxembourg S.A. (5 Year CMT Rate + 7.05%)	8.75%	†Z	04/03/2019	11,563,750
17,500,000	Minerva Luxembourg S.A. (5 Year CMT Rate + 7.05%)	8.75%	^†	04/03/2019	18,396,875
11,330,000	Noble Group Ltd.	8.75%		03/09/2022	4,405,540
29,000,000	OAS Financial Ltd. (5 Year CMT Rate + 8.19%)	8.88%	^†Ω	04/25/2018	1,522,500
4,784,000	OAS Financial Ltd. (5 Year CMT Rate + 8.19%)	8.88%	†Ω	04/25/2018	251,160
10,000,000	Odebrecht Finance Ltd.	5.25%		06/27/2029	2,937,500
28,000,000	Odebrecht Finance Ltd.	7.13%	Z	06/26/2042	8,995,000
5,000,000	Odebrecht Finance Ltd.	7.50%	†Z	02/12/2018	1,640,000
10,000,000	Pampa Energia S.A.	7.50%	^	01/24/2027	11,001,400
15,200,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	15,053,244
4,800,000	Petra Diamonds PLC	7.25%	^Z	05/01/2022	4,881,600
25,000,000	Petrobras Argentina S.A.	7.38%	^Z	07/21/2023	27,375,000
25,000,000	Petrobras Global Finance B.V.	6.75%		01/27/2041	25,058,967
10,500,000	Petrobras Global Finance B.V.	7.25%		03/17/2044	10,946,250
21,119,000	Sappi Papier Holding GmbH	7.50%	^	06/15/2032	22,333,343
7,500,000	Sappi Papier Holding GmbH	7.50%		06/15/2032	7,931,250
5,513,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	5,850,671
4,489,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%		11/07/2021	4,763,951
10,000,000	Tecnoglass, Inc.	8.20%	Z	01/31/2022	10,625,000
14,930,000	Telesat LLC	8.88%	^Z	11/15/2024	16,758,925
10,694,000	Tervita Escrow Corporation	7.63%	^	12/01/2021	10,774,205
10,840,000	TI Group Automotice Systems LLC	8.75%	^	07/15/2023	11,680,100
22,000,000	Unifin Financiera S.A.B. de C.V.	7.25%	^	09/27/2023	23,123,100
4,600,000	Unifin Financiera S.A.B. de C.V.	7.00%		01/15/2025	4,720,750
4,400,000	Unifin Financiera S.A.B. de C.V.	7.00%	^	01/15/2025	4,515,500
21,000,000	Votorantim Cimentos S.A.	7.25%		04/05/2041	22,785,000
6,000,000	Votorantim Cimentos S.A.	7.25%	Z	04/05/2041	6,510,000
5,090,000	Weatherford International Ltd.	9.88%	Z	02/15/2024	5,433,575
25,000,000	YPF S.A.	6.95%	^Z	07/21/2027	26,600,000

Total Foreign Corporate Bonds (Cost $1,372,697,204)					1,380,449,025

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 4.6%
9,400,000	Argentine Republic Government International Bond	7.13%	Z	07/06/2036	10,208,400
25,000,000	Argentine Republic Government International Bond	7.63%		04/22/2046	28,262,500
25,000,000	Dominican Republic International Bond	6.85%		01/27/2045	28,187,750
30,000,000	Provincia de Buenos Aires	7.88%	^	06/15/2027	33,369,600

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $87,157,455)					100,028,250

Municipal Bonds - 0.5%
45,000,000	Commonwealth of Puerto Rico General Obligation	8.00%		07/01/2035	10,800,000

Total Municipal Bonds (Cost $37,990,594)					10,800,000

Non-Agency Commercial Mortgage Backed Obligations - 14.4%
9,948,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.54%	#	01/12/2045	9,403,675
30,524,109	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XG	1.23%	#^I/O	10/10/2047	1,639,160
10,000,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/10/2048	8,540,278
6,465,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-E	4.57%	#^Þ	10/15/2045	4,666,722
3,438,112	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-E	3.75%	^Þ	08/10/2047	2,397,035
3,929,315	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75%	^Þ	08/10/2047	2,459,771
7,367,549	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75%	^Þ¥	08/10/2047	2,329,781
14,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00%	#^Þ¥	08/10/2047	–
17,394,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-E	3.23%	^Þ	05/10/2048	10,752,432
6,400,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-E	3.25%	^Þ	10/10/2048	3,988,883
5,800,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-F	3.25%	^Þ	10/10/2048	3,295,867
18,438,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XD	1.24%	#^I/O	10/10/2048	1,459,954
30,000,000	CSMC Trust, Series 2017-PFHP-G (1 Month LIBOR USD + 6.15%)	7.45%	^	12/15/2020	29,320,467
40,000,000	Great Wolf Trust, Series 2017-WFMZ-MC (1 Month LIBOR USD + 10.47%)	12.10%	^	09/15/2019	40,899,056
17,730,000	GS Mortgage Securities Corporation, Series 2014-GC20-E	4.36%	#^Þ	04/10/2047	10,591,831
65,010,362	GS Mortgage Securities Corporation, Series 2014-GC20-XD	1.18%	#^I/O	04/10/2047	3,754,716
5,051,000	GS Mortgage Securities Corporation, Series 2015-GC28-D	4.33%	#^	02/10/2048	4,068,731
1,375,739	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	1,381,191
3,760,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5-E	4.00%	#^	08/15/2046	3,036,135
12,817,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1-F	4.74%	#^Þ	01/15/2049	9,178,587
57,259,829	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	0.97%	#^I/O	08/15/2046	2,710,537
14,113,175	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00%	#^Þ	04/15/2047	10,444,907
7,840,900	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75%	#^Þ	04/15/2047	4,321,387
25,090,332	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75%	#^Þ¥	04/15/2047	7,817,445
11,900,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-E	3.90%	#^Þ	08/15/2047	8,351,396
52,852,956	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XD	0.76%	#^I/O	08/15/2047	2,091,952
12,020,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-E	2.81%	#^Þ	02/15/2048	7,212,613
24,531,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XE	1.54%	#^I/O	02/15/2048	2,194,200
650,510	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1-B	5.87%	#	02/12/2039	649,558
850,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26X-E	4.41%	#	10/19/2048	601,936
8,150,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-E	4.41%	#^Þ	10/15/2048	5,589,376
11,453,000	Morgan Stanley Capital Trust, Series 2017-ASHF-G (1 Month LIBOR USD + 6.90%)	8.15%	^	11/15/2034	11,538,004
14,085,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-E	4.08%	#^Þ	03/10/2046	10,205,174
25,305,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	6.01%	#	02/15/2051	25,759,225
3,937,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-B	6.01%	#	02/15/2051	3,752,453
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-E	3.25%	^Þ	08/15/2050	3,179,087
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XC	1.64%	#^I/O	08/15/2050	421,381
12,175,807	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XD	1.64%	#^I/O	08/15/2050	950,922
18,361,980	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-E	4.23%	#^Þ	06/15/2048	12,055,889
9,180,600	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-F	4.23%	#^Þ	06/15/2048	4,570,846
39,018,814	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-G	4.23%	#^Þ¥	06/15/2048	11,279,598
6,500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-E	3.25%	^	09/15/2058	4,172,128
1,420,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-E	3.36%	^Þ	09/15/2058	877,463
21,973,000	WF-RBS Commercial Mortgage Trust, Series 2014-LC14-E	3.50%	#^Þ	03/15/2047	14,720,174
87,892,034	WF-RBS Commercial Mortgage Trust, Series 2014-LC14-XC	1.49%	#^I/O	03/15/2047	6,636,125

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $332,664,030)					315,268,048

Non-Agency Residential Collateralized Mortgage Obligations - 2.6%
30,000,000	CIM Trust, Series 2016-1RR-B2	12.32%	#^	08/26/2055	27,361,350
15,000,000	CIM Trust, Series 2016-2RR-B2	9.40%	#^	02/29/2056	14,026,745
15,000,000	CIM Trust, Series 2016-3RR-B2	11.02%	#^	02/27/2056	13,895,571
1,978,716	Wachovia Mortgage Loan Trust, Series 2007-A-4A1	3.66%	#	03/20/2037	1,788,760

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $53,001,394)					57,072,426

US Corporate Bonds - 28.1%
4,040,000	Ahern Rentals, Inc.	7.38%	^Z	05/15/2023	3,817,800
7,780,000	Air Medical Merger Sub Corporation	6.38%	^Z	05/15/2023	7,507,700
12,775,000	Airxcel, Inc.	8.50%	^	02/15/2022	13,573,437
12,328,000	Alliance One International, Inc.	8.50%	^Z	04/15/2021	12,944,400
15,310,000	AMC Merger, Inc.	8.00%	^Z	05/15/2025	14,774,150
10,627,000	American Tire Distributors, Inc.	10.25%	^Z	03/01/2022	10,998,945
7,988,000	Argos Merger Sub, Inc.	7.13%	^Z	03/15/2023	4,772,830
5,745,000	Ashton Woods USA LLC	6.75%	^Z	08/01/2025	5,766,544
14,865,000	Avantor, Inc.	9.00%	^Z	10/01/2025	14,679,187
11,565,000	BCD Acquisition, Inc.	9.63%	^Z	09/15/2023	12,750,412
20,585,000	BlueLine Rental Finance Corporation	9.25%	^	03/15/2024	22,025,950
10,380,000	Brand Energy & Infrastructure Services, Inc.	8.50%	^	07/15/2025	10,924,950
14,080,000	CB Escrow Corporation	8.00%	^Z	10/15/2025	14,361,600
16,160,000	Cengage Learning, Inc.	9.50%	^Z	06/15/2024	14,705,600
3,800,000	Cequel Communications Holdings LLC	7.75%	^Z	07/15/2025	4,085,000
7,325,000	Constellation Merger Sub, Inc.	8.50%	^	09/15/2025	7,178,500
12,000,000	Deck Chassis Acquisition, Inc.	10.00%	^	06/15/2023	13,410,000
14,365,000	DJO Finance, LLC	8.13%	^Z	06/15/2021	13,503,100
20,430,000	Embarq Corporation	8.00%	Z	06/01/2036	19,970,325
7,375,000	Engility Corporation	8.88%		09/01/2024	7,909,687
19,615,000	Ensemble S Merger Sub, Inc.	9.00%	^	09/30/2023	20,840,937
1,785,000	EP Energy LLC	9.38%		05/01/2020	1,517,250
10,575,000	Exterran Energy Solutions LP	8.13%	^Z	05/01/2025	11,394,562
9,200,000	Foresight Energy LLC	11.50%	^Z	04/01/2023	7,567,000
6,170,000	Frontier Communications Corporation	8.50%	Z	04/15/2020	5,136,525
4,200,000	Frontier Communications Corporation	11.00%	Z	09/15/2025	3,108,000
8,723,000	FTS International, Inc. (3 Month LIBOR USD + 7.50%)	9.09%	^	06/15/2020	8,897,460
11,253,000	FTS International, Inc.	6.25%		05/01/2022	10,943,542
13,540,000	Genesys Telecommunications Laboratories, Inc.	10.00%	^Z	11/30/2024	14,826,300
7,620,000	Golden Nugget, Inc.	6.75%	^	10/15/2024	7,772,400
4,415,000	Hexion, Inc.	13.75%	^Z	02/01/2022	3,642,375
21,080,000	Hexion, Inc.	10.38%	^Z	02/01/2022	19,722,975
5,759,000	Hillman Group, Inc.	6.38%	^Z	07/15/2022	5,773,398
12,940,000	Informatica LLC	7.13%	^Z	07/15/2023	13,295,850
8,835,000	JBS USA Finance, Inc.	7.25%	^Z	06/01/2021	9,022,744
3,055,000	JBS USA Finance, Inc.	7.25%	^Z	06/01/2021	3,119,919
6,753,000	Kindred Healthcare, Inc.	8.75%	Z	01/15/2023	7,191,945
7,850,000	Legacy Reserves LP	6.63%		12/01/2021	5,377,250
7,995,000	MPH Acquisition Holdings LLC	7.13%	^Z	06/01/2024	8,534,663
9,780,000	NGL Energy Finance Corporation	7.50%	Z	11/01/2023	10,171,200
11,350,000	Onex York Acquisition Corporation	8.50%	^	10/01/2022	11,123,000
9,514,000	OPE KAG Finance Sub, Inc.	7.88%	^	07/31/2023	9,894,560
6,525,000	Par Petroleum Finance Corporation	7.75%	^	12/15/2025	6,533,156
6,800,000	PetSmart, Inc.	8.88%	^Z	06/01/2025	4,131,000
10,825,000	Polaris Intermediate Corporation (PIK 9.00%)	8.50%	#^	12/01/2022	11,258,000
10,142,000	Prime Security Services Borrower LLC	9.25%	^Z	05/15/2023	11,282,975
7,140,000	Radiate Finance, Inc.	6.63%	^Z	02/15/2025	6,765,150
6,295,000	RegionalCare Hospital Partners Holdings, Inc.	8.25%	^Z	05/01/2023	6,672,700
12,280,000	Riverbed Technology, Inc.	8.88%	^Z	03/01/2023	11,635,300
6,340,000	Sanchez Energy Corporation	7.75%	Z	06/15/2021	5,991,300
9,970,000	Solera Finance, Inc.	10.50%	^Z	03/01/2024	11,265,901
3,840,000	Staples, Inc.	8.50%	^Z	09/15/2025	3,561,600
6,615,000	SunCoke Energy Partners Finance Corporation	7.50%	^Z	06/15/2025	6,945,750
9,175,000	Surgery Center Holdings, Inc.	8.88%	^Z	04/15/2021	9,542,000
2,610,000	Surgery Center Holdings, Inc.	6.75%	^Z	07/01/2025	2,479,500
12,833,000	Tapstone Energy Finance Corporation	9.75%	^	06/01/2022	11,052,421
3,210,000	Team Health Holdings, Inc.	6.38%	^Z	02/01/2025	2,880,975
11,500,000	Tempo Acquisition Finance Corporation	6.75%	^Z	06/01/2025	11,730,000
5,195,000	Tenet Healthcare Corporation	8.13%	Z	04/01/2022	5,305,394
1,750,000	THC Escrow Corporation	7.00%	^Z	08/01/2025	1,651,563
3,724,000	Trident Merger Sub, Inc.	6.63%	^	11/01/2025	3,724,000
10,280,000	Triumph Group, Inc.	7.75%	^Z	08/15/2025	10,935,350
12,956,000	Universal Hospital Services, Inc.	7.63%	Z	08/15/2020	13,020,780
7,675,000	Vine Oil & Gas Finance Corporation	8.75%	^	04/15/2023	7,463,938
9,120,000	Vizient, Inc.	10.38%	^Z	03/01/2024	10,282,800
10,165,000	Xerium Technologies, Inc.	9.50%	Z	08/15/2021	10,317,475

Total US Corporate Bonds (Cost $615,865,958)					614,963,000

US Government and Agency Mortgage Backed Obligations - 6.0%
12,560,090	Federal Home Loan Mortgage Corporation, Series 3631-SJ (1 Month LIBOR USD + 6.24%)	4.76%	I/FI/O	02/15/2040	1,981,550
12,727,502	Federal Home Loan Mortgage Corporation, Series 3770-SP (1 Month LIBOR USD + 6.50%)	5.02%	I/FI/O	11/15/2040	1,238,372
32,233,831	Federal Home Loan Mortgage Corporation, Series 3980-SX (1 Month LIBOR USD + 6.50%)	5.02%	I/FI/O	01/15/2042	6,686,986
15,368,004	Federal Home Loan Mortgage Corporation, Series 4212-NS (1 Month LIBOR USD + 5.40%)	3.63%	I/F	06/15/2043	12,835,893
6,028,618	Federal National Mortgage Association, Series 2006-83-SH (1 Month LIBOR USD + 6.56%)	5.01%	I/FI/O	09/25/2036	1,072,783
11,777,896	Federal National Mortgage Association, Series 2007-22-S (1 Month LIBOR USD + 6.75%)	5.20%	I/FI/O	03/25/2037	2,195,676
24,785,739	Federal National Mortgage Association, Series 2010-123-SK (1 Month LIBOR USD + 6.05%)	4.50%	I/FI/O	11/25/2040	4,238,237
31,731,492	Federal National Mortgage Association, Series 2012-52-PS (1 Month LIBOR USD + 6.58%)	5.03%	I/FI/O	05/25/2042	6,184,360
21,621,450	Federal National Mortgage Association, Series 2013-55-US (1 Month LIBOR USD + 6.00%)	3.67%	I/F	06/25/2043	18,232,766
34,852,144	Federal National Mortgage Association, Series 2013-58-KS (1 Month LIBOR USD + 5.93%)	3.60%	I/F	06/25/2043	29,611,943
20,843,792	Federal National Mortgage Association, Series 2013-58-SC (1 Month LIBOR USD + 6.00%)	3.67%	I/F	06/25/2043	17,395,145
35,319,561	Federal National Mortgage Association, Series 2013-64-SH (1 Month LIBOR USD + 6.00%)	3.67%	I/F	06/25/2043	29,872,525

Total US Government and Agency Mortgage Backed Obligations (Cost $147,386,406)					131,546,236

Exchange Traded Funds and Common Stocks - 0.6%
168,328	Energy Gulf Coast, Inc. *Z				966,203
295,568	Frontera Energy Corporation *				9,311,446
118,287	SandRidge Energy, Inc. *				2,492,307

Total Exchange Traded Funds and Common Stocks (Cost $69,663,058)					12,769,956

Warrants - 0.0%
52,363	Energy Gulf Coast, Inc., Expiration 12/30/2021, Strike Price $43.66*				1,571

Total Warrants (Cost $1,072,485)					1,571

Short Term Investments - 0.9%
6,911,486	BlackRock Liquidity Funds FedFund - Institutional Shares	1.16%	◆		6,911,486
6,911,289	Fidelity Institutional Money Market Government Portfolio - Class I	1.14%	◆		6,911,289
6,911,421	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.20%	◆		6,911,421

Total Short Term Investments (Cost $20,734,196)					20,734,196

Total Investments - 142.7% (Cost $3,213,604,055) ‡					3,123,551,801
Liabilities in Excess of Other Assets - (42.7)%					(934,464,030)

NET ASSETS - 100.0%					$2,189,087,771

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At December 31, 2017, the value of these securities amounted to $1,764,332,926 or 80.6% of net assets.

#	Variable rate security. Coupon is based on weighted average coupon of underlying collateral. Rate disclosed as of December 31, 2017.

†	Perpetual Maturity

I/O	Interest only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

*	Non-income producing security

◆	Seven-day yield as of December 31, 2017

¥	Illiquid security

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

‡	Under the Fund’s Liquidity Agreement, the Lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the Lender.

~	Represents less than 0.05% of net assets

Þ	Value determined using significant unobservable inputs.

PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

Z	Security, or portion of security, is on loan as of December 31, 2017 pursuant to the Liquidity Agreement.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	63.1%
US Corporate Bonds	28.1%
Non-Agency Commercial Mortgage Backed Obligations	14.4%
Collateralized Loan Obligations	11.1%
Bank Loans	10.6%
US Government and Agency Mortgage Backed Obligations	6.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	4.6%
Non-Agency Residential Collateralized Mortgage Obligations	2.6%
Short Term Investments	0.9%
Exchange Traded Funds and Common Stocks	0.6%
Municipal Bonds	0.5%
Asset Backed Obligations	0.2%
Warrants	0.0%	~
Other Assets and Liabilities	(42.7)%

	100.0%

~ Represents less than 0.05% of net assets

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Commercial Mortgage Backed Obligations	14.4%
Energy	12.9%
Collateralized Loan Obligations	11.1%
Consumer Products	8.7%
Banking	7.5%
Telecommunications	7.0%
Healthcare	7.0%
US Government and Agency Mortgage Backed Obligations	6.0%
Utilities	6.1%
Finance	5.7%
Transportation	5.5%
Building and Development (including Steel/Metals)	5.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	4.6%
Technology	3.8%
Media	3.0%
Pulp & Paper	2.8%
Construction	2.8%
Non-Agency Residential Collateralized Mortgage Obligations	2.6%
Automotive	2.3%
Conglomerates	2.3%
Electronics/Electric	2.1%
Chemical Products	2.0%
Containers and Glass Products	2.0%
Hotels/Motels/Inns and Casinos	1.8%
Chemicals/Plastics	1.7%
Retailers (other than Food/Drug)	1.3%
Business Equipment and Services	1.2%
Insurance	1.2%
Commercial Services	1.2%
Industrial Equipment	1.1%
Aerospace & Defense	1.1%
Short Term Investments	0.9%
Mining	0.9%
Food Products	0.7%
Environmental Control	0.6%
Beverage and Tobacco	0.6%
Municipal Bonds	0.5%
Leisure	0.3%
Asset Backed Obligations	0.2%
Food Service	0.2%
Other Assets and Liabilities	(42.7)%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	74.0%
Brazil	15.9%
Mexico	11.6%
Argentina	10.5%
Colombia	5.7%
Peru	4.7%
Dominican Republic	4.1%
Canada	3.1%
Jamaica	2.2%
Guatemala	2.1%
Chile	1.6%
South Africa	1.4%
United Kingdom	1.4%
Costa Rica	1.4%
El Salvador	1.2%
Luxembourg	1.0%
Netherlands	0.3%
Uruguay	0.3%
China	0.2%
Other Assets and Liabilities	(42.7)%

100.0%

Notes to Schedule of Investments

December 31, 2017 (Unaudited)

Organization

DoubleLine Income Solutions Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. The Fund has previously operated as a non-diversified fund and may operate as a non-diversified fund in the future to the extent permitted by applicable law. The Fund was organized as a Massachusetts business trust on January 10, 2013 and commenced operations on April 26, 2013. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DSL”. The Fund’s primary investment objective is to seek high current income and its secondary objective is to seek capital appreciation.

Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency exchange contracts, options contracts, futures, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy. As of December 31, 2017, the Fund has no derivative instruments.

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreements. As of December 31, 2017, the Fund had no outstanding reverse repurchase agreements.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 20171:

Category
Investments in Securities
Level 1
Money Market Funds	$20,734,196
Exchange Traded Funds and Common Stocks	12,769,956

Total Level 1	33,504,152
Level 2
Foreign Corporate Bonds	1,380,449,025
US Corporate Bonds	614,963,000
Collateralized Loan Obligations	244,126,448
Bank Loans	231,654,901
Non-Agency Commercial Mortgage Backed Obligations	164,981,784
US Government and Agency Mortgage Backed Obligations	131,546,236
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	100,028,250
Non-Agency Residential Collateralized Mortgage Obligations	57,072,426
Municipal Bonds	10,800,000
Asset Backed Obligations	4,137,744
Warrants	1,571

Total Level 2	2,939,761,385
Level 3
Non-Agency Commercial Mortgage Backed Obligations	150,286,264

Total Level 3	150,286,264

Total	$3,123,551,801

See the Schedule of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the year ended December 31, 2017.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2017	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) [3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3 [4]	Transfers Out of Level 3 [4]	Fair Value as of 12/31/2017	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2017 [3]
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$149,605,764	$-	$(517,839)	$1,198,339	$-	$-	$-	$-	$150,286,264	$(517,839)
U.S. Corporate Bonds	100,000	(6,598,063)	6,582,359	-	-	(84,296)	-	-	-	-

Total	$149,705,764	$(6,598,063)	$6,064,520	$1,198,339	$-	$(84,296)	$-	$-	$150,286,264	$(517,839)

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at December 31, 2017 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers between Level 3 and Level 2 were due to a change in observable and/or unobservable inputs from the prior fiscal year end.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 12/31/2017 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$150,286,264	Market Comparables	Yields	9.65% - 27.18%	Increase in yields would result in the decrease in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Income Solutions Fund

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President and Chief Executive Officer

Date                       February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President and Chief Executive Officer

Date                       February 23, 2018

By (Signature and Title)            /s/ Susan Nichols

Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date                       February 23, 2018